Erin C. Schwerzmann Vice President & Corporate Counsel The Prudential Insurance Company of America 280 Trumbull Street, Hartford CT 06103 Tel 860 534-9177 Erin.Schwerzmann@prudential.com

September 8, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Pruco Life of New Jersey Variable Appreciable Account ("Registrant")
Pruco Life Insurance Company of New Jersey ("Depositor")
    (File No. 333-112809)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 22; and (ii) that the text of Post-Effective Amendment No. 22 was filed electronically on September 5, 2014 (Accession No. 0000851693-14-000050).

By:           /s/ Erin C. Schwerzmann
                   Erin C. Schwerzmann
     Vice President and Corporate Counsel
     Pruco Life Insurance Company of New Jersey

Via EDGAR